SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales and marketing expenses
Period from the date a new subscriber is activated during which revenues are received	6 months
Advertising costs	$ 257.7	$ 305.2	$ 319.7
Mobile subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	7 months
Mobile subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life	5 years
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life	15 years
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life	1 year
Other fixed line subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	3 years
Other fixed line subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life	5 years